SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Estimated Useful Lives For Significant Property And Equipment
Useful life
Office equipment and furniture	5 years
Building	50 years
Transportation vehicles	5 years
Electronic equipment	5 years

Summary of currency exchange rates
	June 30,	June 30,	December 31,
	2023	2022	2022
Period end spot rate	US$1=RMB7.2513	US$1=RMB6.6981	US$1=RMB6.8972
Average rate	US$1=RMB6.9688	US$1=RMB6.4976	US$1=RMB6.7526